PREFERRED STOCK (Details) - USD ($)		1 Months Ended								6 Months Ended		12 Months Ended
	Sep. 22, 2014	Jan. 31, 2016	Mar. 31, 2015	Mar. 20, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Dec. 23, 2013	Nov. 30, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 22, 2015	Dec. 23, 2014	Nov. 02, 2014
Class of Stock [Line Items]
Preferred shares, shares authorized						20,000,000				20,000,000		20,000,000	20,000,000
Preferred shares, par value per share						$ 0.01				$ 0.01		$ 0.01	$ 0.01
Dividend rate										10.00%	0.00%	10.00%	10.00%
Preferred stock dividends, shares issued										501,562		21,234	21,234
Stock issued during period for cash													$ 67,650
Series C Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized	2,000,000													2,000,000
Dividend rate	10.00%									10.00%
Preferred stock dividend shares accrued		180,000								84,576			175,068
Preferred stock dividends, shares issued		180,000
Automatic conversion period	5 years												5 years
Stock issued during period for cash													$ 900,000
Stock issued during period for cash, shares													1,800,000
Series C Convertible Preferred Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Stock issued during period for cash													$ 250,000
Stock issued during period for cash, shares													500,000
Series C Convertible Preferred Stock [Member] | Related Party Founder [Member]
Class of Stock [Line Items]
Stock issued during period for cash													$ 400,000
Stock issued during period for cash, shares													800,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized						2,000,000			2,000,000	2,000,000		2,000,000	2,000,000			2,000,000
Dividend rate							10.00%		10.00%	10.00%
Preferred stock dividend shares accrued		181,699			160,000					89,275		176,493
Preferred stock dividends, shares issued		181,699			160,000
Automatic conversion period									5 years			5 years
Stock issued during period for cash												$ 150,000	$ 50,000
Stock issued during period for cash, shares												300,000	100,000
Series A Preferred Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Stock issued during period for cash												$ 50,000
Stock issued during period for cash, shares												100,000
Series A Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock issued during period for cash												$ 200,000
Stock issued during period for cash, shares												100,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized						1,000,000		1,000,000		1,000,000		1,000,000	1,000,000		1,000,000
Dividend rate						10.00%		10.00%		10.00%
Preferred stock dividend shares accrued		100,000			100,000					46,987		97,260
Preferred stock dividends, shares issued		100,000			100,000
Automatic conversion period								5 years				5 years
Series B Preferred Stock [Member] | Related Party [Member]
Class of Stock [Line Items]
Stock issued during period for cash, shares													1,000,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized						2,000,000				2,000,000		2,000,000	2,000,000
Preferred stock dividend shares accrued					29,425
Preferred stock dividends, shares issued					29,425
Preferred Class B [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized						1,000,000						1,000,000	1,000,000
Preferred Class A [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized						1,600,000						1,600,000	1,600,000
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized			2,000,000	2,000,000		2,000,000				2,000,000		2,000,000	2,000,000
Dividend rate			10.00%	10.00%						10.00%
Dividends payable, stock												$ 38,493
Preferred stock dividend shares accrued		39,863								23,493
Preferred stock dividends, shares issued		39,863
Stock issued during period for cash												$ 250,000
Stock issued during period for cash, shares												500,000
Private Placement Memorandum [Member]
Class of Stock [Line Items]
Stock issued during period for cash										$ 500,000		$ 9,900	$ 67,650
Stock issued during period for cash, shares										1,000,000		1,980,000	1,360,000
Access Letter [Member]
Class of Stock [Line Items]
Stock issued during period for cash													$ 165,000
Stock issued during period for cash, shares													594,000